SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Condensed Consolidated Balance Sheets (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 276,000,000
Proceeds allocated to Public Warrants		(11,454,000)	$ 11,454,000
Class A common stock issuance costs		(15,179,927)	(15,179,714)
Accretion of carrying value to redemption value	$ 4,772	26,667,374	26,667,374
Class A Common Stock Subject to Possible Redemption	$ 276,028,675	$ 276,033,447	$ 276,033,447	$ 276,087,639	$ 276,000,000